FINANCE INCOME AND FINANCE EXPENSES - Summary of Finance Income and Finance Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Finance Income And Expenses [Abstract]
Foreign exchange gain	$ 200	$ 546	$ 1,070	$ 627
Interest income	30	60	104	79
Total finance income	230	606	1,174	706
Foreign exchange loss	2	303	153	730
Unwinding of deferred consideration	426	55	679	109
Interest expense on lease liabilities	55	44	89	87
Interest expense on borrowings	390	0	390	0
Other finance results	24	18	40	57
Total finance expenses	897	420	1,351	983
Net finance (expense) income	$ (667)	$ 186	$ (177)	$ (277)